Organization, History and Nature of Business (Details)	May 28, 2022 USD ($) shares
Organization, History and Nature of Business [Line Items]
Common stock share transfer | shares	77,669,078
Aggregate amount | $	$ 500,000
Ilustrato Prictures International [Member]
Organization, History and Nature of Business [Line Items]
Shares outstanding	77.00%